UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
June 30, 2012 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS -(a)

Alabama		1.18%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		123,355	0.32%
32,000	7.80%, 10/15/2025		31,834	0.08%
	First Baptist Church of Irondale (f)
22,000	7.50%, 04/10/2017		22,148	0.06%
24,000	7.50%, 04/10/2018		24,211	0.06%
25,000	7.50%, 04/10/2019		25,133	0.07%
28,000	7.50%, 04/10/2020		28,182	0.07%
30,000	7.50%, 04/10/2021		30,036	0.08%
23,000	7.50%, 10/10/2017		23,179	0.06%
25,000	7.50%, 10/10/2018		25,118	0.07%
27,000	7.50%, 10/10/2019		27,159	0.07%
28,000	7.50%, 10/10/2020		28,025	0.07%
32,000	8.00%, 04/10/2022		32,048	0.08%
31,000	8.00%, 10/10/2021		31,040	0.08%

Arizona		7.06%
	First Southern Baptist Church of Lake Havasu City, Inc. (c)
32,000	7.60%, 03/19/2028		21,347	0.06%
38,000	7.60%, 03/19/2029		25,350	0.07%
41,000	7.60%, 03/19/2030		27,351	0.07%
44,000	7.60%, 03/19/2031		29,352	0.08%
48,000	7.60%, 03/19/2032		32,021	0.08%
51,000	7.60%, 03/19/2033		34,022	0.09%
55,000	7.60%, 03/19/2034		36,691	0.10%
60,000	7.60%, 03/19/2035		40,026	0.10%
64,000	7.60%, 03/19/2036		42,694	0.11%
70,000	7.60%, 03/19/2037		46,697	0.12%
75,000	7.60%, 03/19/2038		50,033	0.13%
37,000	7.60%, 09/19/2028		24,683	0.06%
40,000	7.60%, 09/19/2029		26,684	0.07%
43,000	7.60%, 09/19/2030		28,685	0.08%
46,000	7.60%, 09/19/2031		30,687	0.08%
50,000	7.60%, 09/19/2032		33,355	0.09%
54,000	7.60%, 09/19/2033		36,023	0.09%
58,000	7.60%, 09/19/2034		38,692	0.10%
62,000	7.60%, 09/19/2035		41,360	0.11%
42,000	7.60%, 09/19/2036		28,018	0.07%
72,000	7.60%, 09/19/2037		48,031	0.13%
24,000	8.00%, 03/19/2023		16,126	0.04%
25,000	8.00%, 09/19/2023		16,800	0.04%
	NAOS, Inc., dba Pure Heart Christian Fellowship
2,398,000	6.90%, 07/15/2029		1,938,543	5.08%

California		15.77%
	First Baptist Church of Clovis
16,000	7.30%, 04/15/2033		13,530	0.04%
75,000	7.30%, 04/15/2034		63,420	0.17%
81,000	7.30%, 04/15/2035		68,494	0.18%
88,000	7.30%, 04/15/2036		74,413	0.20%
94,000	7.30%, 04/15/2037		79,486	0.21%
57,000	7.30%, 10/15/2033		48,199	0.13%
78,000	7.30%, 10/15/2034		65,957	0.17%
84,000	7.30%, 10/15/2035		71,030	0.19%
90,000	7.30%, 10/15/2036		76,104	0.20%
	Kern Christian Center
20,000	7.60%, 04/01/2024		17,042	0.04%
21,000	7.60%, 04/01/2025		17,903	0.05%
21,000	7.60%, 10/01/2024		17,898	0.05%
23,000	7.60%, 10/01/2025		19,610	0.05%
	Montecito Park Union Church (f)
40,000	7.30%, 04/15/2023		40,088	0.11%
43,000	7.30%, 04/15/2024		43,116	0.11%
41,000	7.30%, 10/15/2023		41,098	0.11%
45,000	7.30%, 10/15/2024		45,131	0.12%
	Revival Pentecostal Tabernable of San Diego
34,000	7.30%, 06/15/2030		28,754	0.08%
36,000	7.30%, 06/15/2031		30,445	0.08%
39,000	7.30%, 06/15/2032		32,982	0.09%
42,000	7.30%, 06/15/2033		35,519	0.09%
45,000	7.30%, 06/15/2034		38,057	0.10%
49,000	7.30%, 06/15/2035		41,439	0.11%
53,000	7.30%, 06/15/2036		44,822	0.12%
57,000	7.30%, 06/15/2037		48,205	0.13%
26,000	7.30%, 12/15/2029		21,988	0.06%
36,000	7.30%, 12/15/2030		30,445	0.08%
39,000	7.30%, 12/15/2031		32,982	0.09%
41,000	7.30%, 12/15/2032		34,674	0.09%
44,000	7.30%, 12/15/2033		37,211	0.10%
48,000	7.30%, 12/15/2034		40,594	0.11%
50,000	7.30%, 12/15/2035		42,285	0.11%
54,000	7.30%, 12/15/2036		45,668	0.12%
	San Bernardino Church of God Christian Centre (c) (e)
68,000	8.30%, 03/15/2024		41,711	0.11%
73,000	8.30%, 09/15/2025		44,778	0.12%
	Sonrise Baptist (c) (d)
9,000	7.60%, 01/15/2030		4,665	0.01%
32,000	7.60%, 01/15/2031		16,586	0.04%
35,000	7.60%, 01/15/2032		18,141	0.05%
37,000	7.60%, 01/15/2033		19,177	0.05%
40,000	7.60%, 01/15/2034		20,732	0.05%
43,000	7.60%, 01/15/2035		22,287	0.06%
46,000	7.60%, 01/15/2036		23,842	0.06%
50,000	7.60%, 01/15/2037		25,915	0.07%
54,000	7.60%, 01/15/2038		27,988	0.07%
1,000	7.60%, 07/15/2028		518	0.00%
1,000	7.60%, 07/15/2030		518	0.00%
33,000	7.60%, 07/15/2031		17,104	0.04%
36,000	7.60%, 07/15/2032		18,659	0.05%
13,000	7.60%, 07/15/2033		6,738	0.02%
42,000	7.60%, 07/15/2034		21,769	0.06%
45,000	7.60%, 07/15/2035		23,324	0.06%
49,000	7.60%, 07/15/2036		25,397	0.07%
52,000	7.60%, 07/15/2037		26,952	0.07%
31,000	7.60%, 07/15/2038		16,067	0.04%
	Trinity Southern Baptist Church of Livemore, California (a)
48,000	7.20%, 09/18/2019		41,045	0.11%
53,000	7.20%, 09/18/2020		45,092	0.12%
60,000	7.30%, 03/18/2029		50,736	0.13%
124,000	7.30%, 03/18/2030		104,854	0.27%
143,000	7.30%, 03/18/2032		120,921	0.32%
153,000	7.30%, 03/18/2034		129,377	0.34%
190,000	7.30%, 03/18/2036		160,664	0.42%
50,000	7.30%, 09/18/2028		42,280	0.11%
60,000	7.30%, 09/18/2029		50,736	0.13%
128,000	7.30%, 09/18/2030		108,237	0.28%
148,000	7.30%, 09/18/2032		125,149	0.33%
159,000	7.30%, 09/18/2033		134,450	0.35%
211,000	7.30%, 09/18/2037		178,422	0.47%
228,000	7.30%, 09/18/2038		192,797	0.51%
	The United Pentecostal Church of Modesto, Inc. (c) (d)
43,000	7.50%, 05/21/2021		27,972	0.07%
45,000	7.50%, 05/21/2022		29,088	0.08%
20,000	7.50%, 11/21/2020		13,008	0.03%
43,000	7.50%, 11/21/2021		27,795	0.07%
53,000	7.60%, 05/21/2024		34,524	0.09%
56,000	7.60%, 05/21/2025		36,495	0.10%
62,000	7.60%, 05/21/2026		40,418	0.11%
66,000	7.60%, 05/21/2027		43,039	0.11%
71,000	7.60%, 05/21/2028		45,894	0.12%
89,000	7.60%, 05/21/2031		57,530	0.15%
96,000	7.60%, 05/21/2032		62,054	0.16%
103,000	7.60%, 05/21/2033		66,579	0.17%
112,000	7.60%, 05/21/2034		72,397	0.19%
51,000	7.60%, 11/21/2023		33,216	0.09%
55,000	7.60%, 11/21/2024		35,833	0.09%
59,000	7.60%, 11/21/2025		38,456	0.10%
69,000	7.60%, 11/21/2027		44,602	0.12%
73,000	7.60%, 11/21/2028		47,187	0.12%
86,000	7.60%, 11/21/2030		55,590	0.15%
92,000	7.60%, 11/21/2031		59,469	0.16%
99,000	7.60%, 11/21/2032		63,994	0.17%
115,000	7.60%, 11/21/2034		74,336	0.19%
	Victory Christian Center of the Desert, Inc. (c )
31,000	8.40%, 04/15/2021		29,658	0.08%
34,000	8.40%, 04/15/2022		32,344	0.08%
36,000	8.40%, 04/15/2023		34,261	0.09%
40,000	8.40%, 04/15/2024		38,084	0.10%
43,000	8.40%, 04/15/2025		40,953	0.11%
47,000	8.40%, 04/15/2026		44,777	0.12%
51,000	8.40%, 04/15/2027		48,603	0.13%
55,000	8.40%, 04/15/2028		51,981	0.14%
60,000	8.40%, 04/15/2029		56,706	0.15%
65,000	8.40%, 04/15/2030		61,432	0.16%
70,000	8.40%, 04/15/2031		66,157	0.17%
76,000	8.40%, 04/15/2032		71,828	0.19%
83,000	8.40%, 04/15/2033		78,443	0.21%
90,000	8.40%, 04/15/2034		85,059	0.22%
30,000	8.40%, 10/15/2020		28,689	0.08%
32,000	8.40%, 10/15/2021		30,435	0.08%
35,000	8.40%, 10/15/2022		33,303	0.09%
38,000	8.40%, 10/15/2023		36,172	0.09%
41,000	8.40%, 10/15/2024		39,044	0.10%
45,000	8.40%, 10/15/2025		42,867	0.11%
48,000	8.40%, 10/15/2026		45,739	0.12%
53,000	8.40%, 10/15/2027		50,090	0.13%
57,000	8.40%, 10/15/2028		53,870	0.14%
62,000	8.40%, 10/15/2029		58,596	0.15%
68,000	8.40%, 10/15/2030		64,267	0.17%
74,000	8.40%, 10/15/2031		69,937	0.18%
80,000	8.40%, 10/15/2032		75,608	0.20%
87,000	8.40%, 10/15/2033		82,223	0.22%
69,000	8.40%, 10/15/2034		65,212	0.17%
	"The Well" Ministry of Rescue ( c) (d)
21,000	8.40%, 05/15/2020		20,750	0.05%
23,000	8.40%, 05/15/2021		22,609	0.06%
25,000	8.40%, 05/15/2022		24,585	0.06%
27,000	8.40%, 05/15/2023		26,565	0.07%
22,000	8.40%, 11/15/2020		21,621	0.06%
24,000	8.40%, 11/15/2021		23,597	0.06%
26,000	8.40%, 11/15/2022		25,573	0.07%
28,000	8.40%, 11/15/2023		27,552	0.07%

Connecticut		1.44%
	Full Gospel Foundation Building Ministries International (f)
19,000	7.50%, 01/21/2021		19,023	0.05%
21,000	7.50%, 01/21/2022		20,893	0.05%
22,000	7.50%, 01/21/2023		21,888	0.06%
24,000	7.50%, 07/21/2023		23,878	0.06%
23,000	7.60%, 01/21/2026		23,076	0.06%
30,000	7.60%, 01/21/2027		30,108	0.08%
32,000	7.60%, 01/21/2028		31,837	0.08%
35,000	7.60%, 01/21/2029		34,821	0.09%
38,000	7.60%, 01/21/2030		37,806	0.10%
40,000	7.60%, 01/21/2031		39,796	0.10%
43,000	7.60%, 01/21/2032		42,781	0.11%
29,000	7.60%, 07/21/2026		29,101	0.08%
33,000	7.60%, 07/21/2028		32,832	0.09%
36,000	7.60%, 07/21/2029		35,816	0.09%
39,000	7.60%, 07/21/2030		38,801	0.10%
42,000	7.60%, 07/21/2031		41,786	0.11%
45,000	7.60%, 07/21/2032		44,770	0.12%
Florida		17.50%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,355	0.67%
212,000	7.50%, 03/15/2028		208,799	0.55%
187,000	7.50%, 03/15/2029		184,176	0.43%
290,000	7.50%, 03/15/2030		285,621	0.75%
91,000	7.50%, 03/15/2031		89,626	0.23%
166,000	7.50%, 09/15/2027		163,493	0.43%
120,000	7.50%, 09/15/2028		118,188	0.31%
145,000	7.50%, 09/15/2029		142,811	0.37%
332,000	7.50%, 09/15/2030		326,987	0.86%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		64,680	0.17%
75,000	7.90%, 01/21/2026		32,408	0.08%
523,000	7.90%, 01/21/2030		224,106	0.59%
124,000	7.90%, 07/21/2023		53,518	0.14%
251,000	7.90%, 07/21/2025		108,432	0.28%
129,000	7.90%, 07/21/2026		55,741	0.15%
171,000	7.90%, 07/21/2027		73,274	0.19%
218,000	7.90%, 07/21/2028		93,413	0.24%
259,000	7.90%, 07/21/2030		110,982	0.29%
	Celebration Baptist Church of Jacksonville, Florida, Inc. ( c)
17,000	8.10%, 06/15/2015		11,761	0.03%
33,000	8.20%, 12/15/2015		22,625	0.06%
69,000	8.40%, 06/15/2021		47,044	0.12%
74,000	8.40%, 06/15/2022		50,475	0.13%
10,000	8.40%, 06/15/2025		6,829	0.02%
24,000	8.40%, 06/15/2027		16,399	0.04%
199,000	8.40%, 06/15/2034		134,842	0.35%
65,000	8.40%, 12/15/2020		44,304	0.12%
71,000	8.40%, 12/15/2021		48,415	0.13%
71,000	8.40%, 12/15/2022		48,436	0.13%
23,000	8.40%, 12/15/2026		15,714	0.04%
29,000	8.40%, 12/15/2029		19,650	0.05%
32,000	8.40%, 12/15/2030		21,683	0.06%
117,000	8.40%, 12/15/2032		79,279	0.21%
84,000	8.40%, 12/15/2033		56,918	0.15%
70,000	8.40%, 12/15/2034		47,432	0.12%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,355	0.19%
78,000	8.40%, 04/20/2020		78,476	0.21%
84,000	8.40%, 04/20/2021		84,076	0.22%
99,000	8.40%, 04/20/2023		99,178	0.26%
108,000	8.40%, 04/20/2024		108,238	0.28%
25,000	8.40%, 04/20/2031		24,870	0.07%
44,000	8.40%, 10/20/2018		44,198	0.12%
75,000	8.40%, 10/20/2019		75,420	0.20%
82,000	8.40%, 10/20/2020		82,057	0.22%
89,000	8.40%, 10/20/2021		88,537	0.23%
86,000	8.40%, 10/20/2022		86,138	0.23%
43,000	8.40%, 10/20/2025		43,116	0.11%
100,000	8.40%, 10/20/2030		99,490	0.26%
	Manifestations Worldwide
29,000	7.60%, 03/17/2025		29,084	0.08%
31,000	7.60%, 03/17/2026		31,102	0.08%
33,000	7.60%, 03/17/2027		33,119	0.09%
36,000	7.60%, 03/17/2028		35,813	0.09%
38,000	7.60%, 03/17/2029		37,802	0.10%
41,000	7.60%, 03/17/2030		40,787	0.11%
44,000	7.60%, 03/17/2031		43,771	0.11%
48,000	7.60%, 03/17/2032		47,750	0.13%
52,000	7.60%, 03/17/2033		51,730	0.14%
56,000	7.60%, 03/17/2034		55,709	0.15%
60,000	7.60%, 03/17/2035		59,688	0.16%
65,000	7.60%, 03/17/2036		64,662	0.17%
70,000	7.60%, 03/17/2037		69,636	0.18%
76,000	7.60%, 03/17/2038		75,605	0.20%
8,000	7.60%, 09/17/2024		8,022	0.02%
29,000	7.60%, 09/17/2025		29,090	0.08%
33,000	7.60%, 09/17/2026		33,112	0.09%
34,000	7.60%, 09/17/2027		33,823	0.09%
38,000	7.60%, 09/17/2028		37,802	0.10%
41,000	7.60%, 09/17/2029		40,787	0.11%
44,000	7.60%, 09/17/2030		43,771	0.11%
47,000	7.60%, 09/17/2031		46,756	0.12%
51,000	7.60%, 09/17/2032		50,735	0.13%
54,000	7.60%, 09/17/2033		53,719	0.14%
59,000	7.60%, 09/17/2034		58,693	0.15%
63,000	7.60%, 09/17/2035		62,672	0.16%
68,000	7.60%, 09/17/2036		67,646	0.18%
73,000	7.60%, 09/17/2037		72,620	0.19%
79,000	7.60%, 09/17/2038		78,589	0.21%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c ) (d)
100,000	7.50%, 02/05/2031		83,090	0.22%
54,000	7.50%, 08/05/2029		44,885	0.12%
146,000	7.50%, 02/05/2029		121,370	0.32%
112,000	7.50%, 02/05/2027		93,990	0.25%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		16,880	0.04%
26,000	7.70%, 11/28/2012		13,205	0.03%
34,000	7.70%, 11/28/2013		17,473	0.05%
35,000	7.80%, 05/28/2014		17,997	0.05%
63,000	8.40%, 05/28/2021		31,973	0.08%
68,000	8.40%, 05/28/2022		34,299	0.09%
30,000	8.40%, 05/28/2024		15,246	0.04%
86,000	8.40%, 05/28/2025		43,722	0.11%
93,000	8.40%, 05/28/2026		47,291	0.12%
154,000	8.40%, 05/28/2032		77,678	0.20%
64,000	8.40%, 11/28/2021		32,282	0.08%
32,000	8.40%, 11/28/2023		16,141	0.04%
33,000	8.40%, 11/28/2024		16,774	0.04%
91,000	8.40%, 11/28/2025		46,264	0.12%
98,000	8.40%, 11/28/2026		49,843	0.13%
42,000	8.40%, 11/28/2031		21,185	0.06%
156,000	8.40%, 11/28/2032		78,686	0.21%
	Truth For Living Ministries, Inc. (c) (d)
78,000	7.80%, 03/15/2024		44,390	0.12%
49,000	7.80%, 03/15/2028		27,886	0.07%
81,000	7.80%, 09/15/2024		46,097	0.12%
36,000	7.80%, 09/15/2027		20,487	0.05%
Georgia		5.59%
	Bible Baptist Church of Newnan, Inc. (c) (e)
32,000	7.60%, 03/01/2015		13,760	0.04%
33,000	7.70%, 09/01/2015		14,150	0.04%
39,000	7.80%, 03/01/2018		16,719	0.04%
46,000	7.80%, 03/01/2020		19,679	0.05%
50,000	7.80%, 03/01/2021		21,275	0.06%
11,000	7.80%, 09/01/2018		4,697	0.01%
45,000	7.80%, 09/01/2019		19,238	0.05%
48,000	7.80%, 09/01/2020		20,419	0.05%
50,000	7.90%, 03/01/2023		21,295	0.06%
38,000	7.90%, 03/01/2034		16,070	0.04%
159,000	7.90%, 03/01/2036		67,241	0.18%
56,000	7.90%, 09/01/2022		23,845	0.06%
89,000	7.90%, 09/01/2035		38,039	0.10%
64,000	7.90%, 09/01/2036		27,360	0.07%
54,000	8.00%, 03/01/2022		22,988	0.06%
51,000	8.00%, 09/01/2021		21,706	0.06%
	Victory Baptist Church of Loganville, Inc. (f)
67,000	7.90%, 01/15/2030		66,658	0.17%
72,000	7.90%, 01/15/2031		71,633	0.19%
78,000	7.90%, 01/15/2032		77,602	0.20%
84,000	7.90%, 01/15/2033		83,572	0.22%
90,000	7.90%, 01/15/2034		89,541	0.23%
98,000	7.90%, 01/15/2035		97,500	0.26%
106,000	7.90%, 01/15/2036		105,459	0.28%
115,000	7.90%, 01/15/2037		114,413	0.30%
123,000	7.90%, 01/15/2038		122,373	0.32%
69,000	7.90%, 07/15/2030		68,648	0.18%
74,000	7.90%, 07/15/2031		73,623	0.19%
81,000	7.90%, 07/15/2032		80,587	0.21%
87,000	7.90%, 07/15/2033		86,556	0.23%
95,000	7.90%, 07/15/2034		94,515	0.25%
101,000	7.90%, 07/15/2035		100,485	0.26%
110,000	7.90%, 07/15/2036		109,439	0.29%
119,000	7.90%, 07/15/2037		118,393	0.31%
129,000	7.90%, 07/15/2038		128,342	0.34%
42,000	7.90%, 01/15/2024		42,101	0.11%
40,000	7.90%, 07/15/2023		40,088	0.09%
Illinois		2.39%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		33,436	0.09%
37,000	7.80%, 06/12/2020		35,383	0.09%
41,000	7.80%, 06/12/2021		38,999	0.10%
45,000	7.80%, 06/12/2022		42,534	0.11%
37,000	7.80%, 12/12/2019		35,365	0.09%
40,000	7.80%, 12/12/2020		38,040	0.10%
42,000	7.80%, 12/12/2021		39,698	0.10%
51,000	7.90%, 06/12/2024		48,578	0.13%
56,000	7.90%, 06/12/2025		53,357	0.14%
43,000	7.90%, 06/12/2030		40,644	0.11%
112,000	7.90%, 06/12/2034		105,862	0.28%
50,000	7.90%, 12/12/2023		47,615	0.12%
54,000	7.90%, 12/12/2024		51,440	0.13%
86,000	7.90%, 12/12/2030		81,287	0.21%
24,000	7.90%, 12/12/2033		22,685	0.06%
117,000	7.90%, 12/12/2034		110,588	0.29%
48,000	8.00%, 06/12/2023		45,696	0.12%
45,000	8.00%, 12/12/2022		42,831	0.11%
Indiana		4.82%
	Madison Park Church of God, Inc. (i)
70,000	7.90%, 01/31/2024		63,672	0.17%
100,000	7.90%, 01/31/2025		90,990	0.24%
100,000	7.90%, 01/31/2026		91,020	0.24%
50,000	7.90%, 01/31/2027		45,525	0.12%
100,000	7.90%, 01/31/2028		90,280	0.24%
193,000	7.90%, 01/31/2029		174,240	0.46%
169,000	7.90%, 01/31/2032		152,573	0.40%
151,000	7.90%, 07/31/2025		137,425	0.36%
95,000	7.90%, 07/31/2029		85,766	0.22%
306,000	7.90%, 07/31/2031		276,257	0.72%
196,000	8.00%, 01/31/2023		178,203	0.47%
189,000	8.00%, 07/31/2022		171,801	0.45%
	Mizpah Inc. Ebenezer Missionary Baptist Church ( c)
27,000	7.90%, 06/22/2033		21,935	0.07%
29,000	7.90%, 06/22/2034		23,560	0.06%
32,000	7.90%, 06/22/2035		25,997	0.07%
34,000	7.90%, 06/22/2036		27,622	0.07%
38,000	7.90%, 06/22/2037		30,871	0.08%
24,000	7.90%, 12/22/2031		19,498	0.05%
26,000	7.90%, 12/22/2032		21,122	0.06%
29,000	7.90%, 12/22/2033		23,560	0.06%
31,000	7.90%, 12/22/2034		25,184	0.07%
33,000	7.90%, 12/22/2035		26,809	0.07%
36,000	7.90%, 12/22/2036		29,246	0.08%
Louisiana		4.71%
	Living Way Apostolic Church, Inc. (f)
43,000	7.80%, 04/20/2019		42,794	0.11%
49,000	7.80%, 04/20/2021		48,564	0.13%
44,000	7.80%, 10/20/2019		43,815	0.11%
48,000	7.80%, 10/20/2020		47,558	0.12%
52,000	7.80%, 10/20/2021		51,215	0.13%
73,000	7.90%, 04/20/2026		72,496	0.19%
79,000	7.90%, 04/20/2027		78,479	0.21%
85,000	7.90%, 04/20/2028		83,717	0.22%
47,000	7.90%, 04/20/2029		46,290	0.12%
100,000	7.90%, 04/20/2030		98,490	0.26%
103,000	7.90%, 04/20/2031		101,445	0.27%
91,000	7.90%, 04/20/2032		89,626	0.23%
126,000	7.90%, 04/20/2033		124,097	0.33%
136,000	7.90%, 04/20/2034		133,946	0.35%
70,000	7.90%, 10/20/2025		69,503	0.18%
88,000	7.90%, 10/20/2028		86,671	0.23%
96,000	7.90%, 10/20/2029		94,550	0.25%
103,000	7.90%, 10/20/2030		101,445	0.27%
15,000	7.90%, 10/20/2031		14,774	0.04%
121,000	7.90%, 10/20/2032		119,173	0.31%
141,000	7.90%, 10/20/2034		138,871	0.36%
53,000	8.00%, 04/20/2022		52,549	0.14%
56,000	8.00%, 10/20/2022		55,535	0.15%
Maryland		0.10%
	Ark of Safety Christian Church (c) (d)
40,000	8.00%, 04/15/2029		36,820	0.10%
Massachusetts		3.58%
	Harvest Ministries of New England, Inc.
12,000	7.30%, 02/20/2025		10,231	0.03%
67,000	7.30%, 02/20/2026		57,144	0.15%
71,000	7.30%, 02/20/2027		60,577	0.16%
76,000	7.30%, 02/20/2028		64,266	0.17%
83,000	7.30%, 02/20/2029		70,185	0.18%
89,000	7.30%, 02/20/2030		75,258	0.20%
95,000	7.30%, 02/20/2031		80,332	0.21%
95,000	7.30%, 02/20/2033		80,332	0.21%
118,000	7.30%, 02/20/2034		99,781	0.26%
127,000	7.30%, 02/20/2035		107,391	0.28%
64,000	7.30%, 08/20/2025		54,573	0.14%
69,000	7.30%, 08/20/2026		58,864	0.15%
75,000	7.30%, 08/20/2027		63,420	0.17%
80,000	7.30%, 08/20/2028		67,648	0.18%
85,000	7.30%, 08/20/2029		71,876	0.19%
99,000	7.30%, 08/20/2031		83,714	0.22%
63,000	7.30%, 08/20/2032		53,273	0.14%
114,000	7.30%, 08/20/2033		96,399	0.25%
132,000	7.30%, 08/20/2035		111,619	0.29%
Michigan		0.15%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		3,596	0.01%
22,000	7.50%, 02/15/2017		7,878	0.01%
24,000	7.50%, 02/15/2018		8,611	0.02%
26,000	7.50%, 02/15/2019		9,298	0.02%
21,000	7.50%, 08/15/2016		7,512	0.02%
22,000	7.50%, 08/15/2017		7,887	0.02%
24,000	7.50%, 08/15/2018		8,578	0.02%
26,000	7.50%, 08/15/2019		9,305	0.02%
New Jersey		1.48%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		7,781	0.02%
15,000	7.90%, 05/10/2024		8,982	0.02%
16,000	7.90%, 05/10/2025		9,584	0.03%
24,000	7.90%, 05/10/2028		14,261	0.04%
27,000	7.90%, 05/10/2029		16,043	0.04%
30,000	7.90%, 05/10/2030		17,826	0.05%
33,000	7.90%, 05/10/2031		19,609	0.05%
36,000	7.90%, 05/10/2032		21,391	0.06%
40,000	7.90%, 05/10/2033		23,768	0.06%
44,000	7.90%, 05/10/2034		26,145	0.07%
48,000	7.90%, 05/10/2035		28,522	0.07%
52,000	7.90%, 05/10/2036		30,898	0.08%
61,000	7.90%, 05/10/2037		36,246	0.09%
24,000	7.90%, 11/10/2023		14,369	0.04%
26,000	7.90%, 11/10/2024		15,571	0.04%
28,000	7.90%, 11/10/2025		16,775	0.04%
22,000	7.90%, 11/10/2027		13,072	0.03%
35,000	7.90%, 11/10/2028		20,797	0.05%
37,000	7.90%, 11/10/2029		21,985	0.06%
41,000	7.90%, 11/10/2030		24,362	0.06%
33,000	7.90%, 11/10/2031		19,609	0.05%
48,000	7.90%, 11/10/2032		28,522	0.07%
56,000	7.90%, 11/10/2034		33,275	0.09%
61,000	7.90%, 11/10/2035		36,246	0.09%
66,000	7.90%, 11/10/2036		39,217	0.10%
11,000	8.00%, 05/10/2022		6,580	0.02%
22,000	8.00%, 11/10/2022		13,165	0.03%
North Carolina		0.13%
	Accumulated Resources of Kindred Spirits (c) (e)
62,142	7.75%, 12/01/2009		49,024	0.13%
Ohio		1.80%
	Worldview Community Church (c)
15,000	7.50%, 06/12/2018		5,967	0.02%
62,000	7.50%, 06/12/2021		24,471	0.06%
60,000	7.50%, 12/12/2020		23,676	0.06%
65,000	7.50%, 12/12/2021		25,493	0.07%
73,000	7.60%, 06/12/2023		28,842	0.08%
78,000	7.60%, 06/12/2024		30,833	0.08%
84,000	7.60%, 06/12/2025		33,214	0.09%
75,000	7.60%, 12/12/2023		29,640	0.08%
82,000	7.60%, 12/12/2024		32,415	0.08%
132,000	7.60%, 06/12/2031		51,770	0.14%
109,000	7.60%, 06/12/2032		42,750	0.11%
153,000	7.60%, 06/12/2033		60,007	0.16%
118,000	7.60%, 12/12/2029		46,280	0.12%
127,000	7.60%, 12/12/2030		49,809	0.13%
148,000	7.60%, 12/12/2032		58,046	0.15%
159,000	7.60%, 12/12/2033		62,360	0.16%
67,000	8.00%, 06/12/2022		26,458	0.14%
70,000	8.00%, 12/12/2022		27,650	0.07%
Pennsylvania		1.47%
	Impacting Your World Ministries, Inc.
25,000	7.00%, 09/10/2012		24,948	0.07%
26,000	7.20%, 03/10/2013		26,148	0.07%
34,000	7.20%, 03/10/2014		34,364	0.09%
34,000	7.20%, 09/10/2013		34,330	0.09%
43,000	7.20%, 09/10/2014		43,473	0.11%
43,000	7.30%, 03/10/2015		43,404	0.11%
47,000	7.30%, 03/10/2016		47,207	0.12%
46,000	7.30%, 09/10/2015		46,281	0.12%
49,000	7.30%, 09/10/2016		48,921	0.13%
51,000	7.40%, 03/10/2017		51,138	0.13%
52,000	7.40%, 09/10/2017		52,177	0.14%
55,000	7.50%, 03/10/2018		55,473	0.14%
56,000	7.50%, 09/10/2018		56,257	0.14%

Rhode Island		3.20%
	The Cathedral of Life Christian Assembly (f)
15,000	7.30%, 08/15/2014		15,186	0.04%
23,000	7.50%, 02/15/2021		23,025	0.06%
25,000	7.50%, 02/15/2022		24,873	0.07%
10,000	7.50%, 08/15/2016		10,054	0.03%
11,000	7.50%, 08/15/2017		11,083	0.03%
23,000	7.50%, 08/15/2020		23,021	0.06%
25,000	7.50%, 08/15/2021		24,873	0.07%
37,000	7.60%, 02/15/2027		37,133	0.10%
40,000	7.60%, 02/15/2028		39,796	0.10%
43,000	7.60%, 02/15/2029		42,781	0.11%
46,000	7.60%, 02/15/2030		45,765	0.12%
50,000	7.60%, 02/15/2031		49,745	0.13%
53,000	7.60%, 02/15/2032		52,730	0.14%
58,000	7.60%, 02/15/2033		57,704	0.15%
62,000	7.60%, 02/15/2034		61,684	0.16%
67,000	7.60%, 02/15/2035		66,658	0.17%
58,000	7.60%, 02/15/2037		57,704	0.15%
35,000	7.60%, 08/15/2026		35,119	0.09%
39,000	7.60%, 08/15/2027		38,801	0.10%
41,000	7.60%, 08/15/2028		40,791	0.11%
45,000	7.60%, 08/15/2029		44,771	0.12%
48,000	7.60%, 08/15/2030		47,755	0.13%
52,000	7.60%, 08/15/2031		51,735	0.14%
60,000	7.60%, 08/15/2033		59,694	0.16%
65,000	7.60%, 08/15/2034		64,668	0.17%
70,000	7.60%, 08/15/2035		69,643	0.18%
62,000	7.60%, 08/15/2036		61,684	0.16%
7,000	7.60%, 08/15/2037		6,964	0.02%
28,000	8.00%, 02/15/2023		28,053	0.07%
26,000	8.00%, 08/15/2022		26,044	0.07%
Tennessee		2.19%
	Grace Christian Fellowship Church, Inc. (c)
51,000	8.40%, 01/18/2025		23,980	0.06%
56,000	8.40%, 01/18/2026		26,342	0.07%
60,000	8.40%, 01/18/2027		28,230	0.07%
30,000	8.40%, 01/18/2029		13,998	0.04%
77,000	8.40%, 01/18/2030		35,928	0.09%
52,000	8.40%, 04/18/2025		24,450	0.06%
56,000	8.40%, 04/18/2026		26,342	0.07%
52,000	8.40%, 04/18/2029		24,263	0.06%
78,000	8.40%, 04/18/2030		36,395	0.10%
21,000	8.40%, 04/18/2031		9,799	0.03%
100,000	8.40%, 04/18/2033		46,660	0.12%
38,000	8.40%, 07/18/2021		17,731	0.05%
34,000	8.40%, 07/18/2024		15,983	0.04%
20,000	8.40%, 07/18/2029		9,332	0.02%
81,000	8.40%, 07/18/2030		37,795	0.10%
38,000	8.40%, 07/18/2031		17,731	0.05%
39,000	8.40%, 10/18/2021		18,197	0.05%
54,000	8.40%, 10/18/2025		25,396	0.07%
58,000	8.40%, 10/18/2026		27,283	0.07%
35,000	8.40%, 10/18/2028		16,331	0.04%
75,000	8.40%, 10/18/2029		34,995	0.09%
81,000	8.40%, 10/18/2030		37,795	0.10%
88,000	8.40%, 10/18/2031		41,061	0.11%
40,000	8.40%, 01/18/2022		18,788	0.05%
44,000	8.40%, 01/18/2023		20,676	0.05%
47,000	8.40%, 01/18/2024		22,090	0.06%
41,000	8.40%, 04/18/2022		19,254	0.05%
44,000	8.40%, 04/18/2023		20,671	0.05%
47,000	8.40%, 04/18/2024		22,090	0.06%
41,000	8.40%, 07/18/2022		19,262	0.08%
45,000	8.40%, 07/18/2023		21,150	0.06%
42,000	8.40%, 10/18/2022		19,732	0.05%
46,000	8.40%, 10/18/2023		21,615	0.06%
50,000	8.40%, 10/18/2024		23,505	0.06%
Texas		9.00%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		25,078	0.07%
118,000	7.20%, 03/19/2026		118,413	0.31%
72,000	7.20%, 03/19/2027		72,274	0.19%
136,000	7.20%, 03/19/2028		135,293	0.35%
146,000	7.20%, 03/19/2029		145,241	0.38%
157,000	7.20%, 03/19/2030		156,184	0.41%
49,000	7.20%, 03/19/2031		48,745	0.13%
93,000	7.20%, 09/19/2025		93,307	0.24%
122,000	7.20%, 09/19/2026		122,451	0.32%
132,000	7.20%, 09/19/2027		131,314	0.34%
141,000	7.20%, 09/19/2028		140,267	0.37%
152,000	7.20%, 09/19/2029		151,210	0.40%
162,000	7.20%, 09/19/2030		161,158	0.42%
139,000	7.20%, 09/19/2031		138,277	0.36%
94,000	8.00%, 03/19/2023		94,179	0.25%
99,000	8.00%, 09/19/2023		99,208	0.26%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		201,460	0.53%
100,000	7.60%, 06/15/2018		100,920	0.26%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,816	0.09%
93,000	7.90%, 06/12/2034		92,526	0.24%
100,000	7.90%, 06/12/2035		99,490	0.26%
108,000	7.90%, 06/12/2036		107,449	0.28%
46,000	7.90%, 12/12/2027		45,765	0.12%
37,000	7.90%, 12/12/2032		36,811	0.10%
76,000	7.90%, 12/12/2033		75,612	0.20%
96,000	7.90%, 12/12/2034		95,510	0.25%
79,000	7.90%, 12/12/2035		78,597	0.21%
86,000	7.90%, 12/12/2036		85,561	0.22%
58,000	7.90%, 06/12/2028		57,704	0.15%
48,000	7.90%, 06/12/2029		47,755	0.13%
68,000	7.90%, 06/12/2030		67,653	0.18%
60,000	7.90%, 12/12/2028		59,694	0.16%
65,000	7.90%, 12/12/2029		64,668	0.17%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		99,480	0.26%
20,000	7.80%, 06/15/2021		20,026	0.05%
19,000	7.80%, 12/15/2020		19,021	0.05%
23,000	7.90%, 06/15/2023		23,051	0.06%
23,000	7.90%, 12/15/2022		23,046	0.06%
24,000	7.90%, 12/15/2023		24,058	0.06%
21,000	8.00%, 06/15/2022		21,036	0.06%
21,000	8.00%, 12/15/2021		21,031	0.05%
Virginia		0.02%
	New Life Annointed Ministries International, Inc. (c)
171,000	7.80%, 06/21/2020		1,727	0.00%
64,000	7.80%, 06/21/2022		640	0.00%
103,000	7.80%, 06/21/2024		1,030	0.00%
100,000	7.80%, 12/21/2020		1,000	0.00%
60,000	7.80%, 12/21/2023		600	0.00%
142,000	7.80%, 12/21/2025		1,420	0.00%
124,000	7.80%, 06/21/2023		1,240	0.00%
115,000	7.80%, 12/21/2024		1,150	0.00%
Washington		1.47%
	Cascade Christian Center of Skagit Valley (c) (d)
21,000	8.40%, 04/20/2022		17,109	0.04%
23,000	8.40%, 04/20/2023		18,747	0.05%
24,000	8.40%, 04/20/2024		19,570	0.05%
10,000	8.40%, 04/20/2026		8,160	0.02%
20,000	8.40%, 04/20/2027		16,324	0.04%
3,000	8.40%, 04/20/2028		2,428	0.01%
44,000	8.40%, 04/20/2031		35,614	0.09%
48,000	8.40%, 04/20/2032		38,851	0.10%
9,000	8.40%, 04/20/2033		7,285	0.01%
57,000	8.40%, 04/20/2034		46,136	0.12%
6,000	8.40%, 04/20/2035		4,856	0.01%
38,000	8.40%, 04/20/2036		30,757	0.08%
20,000	8.40%, 10/20/2021		16,188	0.04%
22,000	8.40%, 10/20/2022		17,928	0.05%
24,000	8.40%, 10/20/2023		19,565	0.05%
26,000	8.40%, 10/20/2024		21,203	0.06%
11,000	8.40%, 10/20/2026		8,977	0.02%
28,000	8.40%, 10/20/2030		22,663	0.06%
46,000	8.40%, 10/20/2031		37,232	0.10%
50,000	8.40%, 10/20/2032		40,470	0.11%
54,000	8.40%, 10/20/2033		43,707	0.11%
58,000	8.40%, 10/20/2034		46,945	0.12%
48,000	8.40%, 10/20/2035		38,851	0.10%
4,000	8.40%, 10/20/2036		3,237	0.01%
Washington, DC		0.32%
	Metropolitan Baptist Church (c) (d)
77,000	8.20%, 01/12/2015		19,327	0.05%
80,000	8.30%, 07/12/2015		20,072	0.05%
98,000	8.40%, 01/12/2018		24,588	0.06%
130,000	8.40%, 01/12/2033		32,188	0.06%
100,000	8.40%, 01/12/2027		24,760	0.06%
45,000	8.40%, 07/12/2018		11,250	0.03%

Total Church Mortgage-Backed Bonds (Cost $41,999,369)		85.39%	32,581,551	85.39%

CHURCH MORTGAGE LOANS (b)

California		2.86%
959,493	Mount Olive Baptist 3.50%, 09/01/2013 (h)		617,625	1.62%
1,034,864	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037 (c)(e)		473,554	1.24%
Georgia		1.68%
1,074,166	God First Breakthrough Ministries 6.50%, 03/01/2014 (h)		639,774	1.68%
Nevada		0.82%
420,036	Iglesia Cristiana Verbo 0%, 01/01/2014 (g) (h)		313,683	0.82%
New Jersey		1.98%
758,473	Igreja Batista Do Calverio 8.75%, 08/01/2038		754,681	1.98%
Texas		4.15%
1,711,033	Pleasant Grove Baptist 7.50%, 08/01/2033 (c)		1,584,930	4.15%

Total Church Mortgage Loans (Cost $5,958,066)		11.49%	4,384,247	11.49%

SHORT TERM INVESTMENTS		0.03%

Money Market Funds
1,057,932	Fifth Third Institutional Money Market - 0.09%*		1,057,932	0.03%
	(Cost $1,057,932)

Total Investments - (Cost $49,015,367)		99.65%	$38,023,730	99.65%

Other Assets Less Liabilities		0.35%	131,998	0.35%

Net Assets		100.00%	$38,155,728	100.00%

(a)  The issuer has the right to redeem the Bonds on any quarter anniversary of the issue date, in whole or in part, without premium or penalty.  The issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any secondary market.

(b)  The Mortgagee has the right to repay the loans at any time.  The loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the mortgagee with the California Baptist Foundation.

(c) In default. Security is considered non-income producing as no interest was paid on the last interest payment prior to June 30, 2012.
(d) The trustee of the issuer has initiated foreclosure proceedings against the bond issuer.
(e) The trustee of the issuer has completed foreclosure proceedings against the bond issuer and/ or the bond issuer is in bankruptcy or foreclosure.
(f) Security is pledged as collateral for the note payable.
(g) Represents non-income producing security
(h) The Trustee of the issuer has completed restructuring of the mortgage. The restructure terms reduced the interest rate and shortened the maturity period.
(i) The issuer is more tan 30 days delinquent on fund payments.
*Variable rate security; the coupon rate shown represents the yield at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Capstone Church Capital Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $49,015,367 amounted to $10,991,637which consisted of aggregate gross unrealized appreciation of $13,493 and aggregate gross unrealized depreciation of $11,005,130.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The Adviser’s fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church mortgage bonds and church mortgage loans.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

any current independent appraisal values

-

any current listing price

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property (7.00% - 8.00%)

-

risk adjusted discount rate (4.95% - 6.50%)

-

estimated time to sell in years (1 – 3 years)

-

     probability of foreclosure

Similar methods are used to value church mortgage loans held or to be purchased by the Fund. Additionally, the Fund’s investments in church mortgage loan represent participations in the principal and interest payments from the mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participation in church mortgage loans with the Fund) is actively seeking to liquidate all of the Loan Fund’s investments. In determining the fair value of the church mortgage loans, the Advisor also considered the potential results of the trustee’s actions, including restructuring, refinancing, acceleration of payments and other liquidation of property collateralizing of the church mortgage loans.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.

Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the money market fund’s ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into their levels based on the inputs as follows:
-Level 1: Quoted prices in active markets for identical assets or liabilities
-Level 2: Other significant observable inputs, including but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
-Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The following table represents information about the Fund’s assets measured to fair value as of June 30, 2012:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$32,581,551	$32,581,551
Church Mortgage Loans	$ -	$ -	$4,384,247	$4,384,247
Cash Equivalents	$1,057,932	$ -	$ -	$1,057,932
Total	$1,057,932	$ -	$36,965,798	$38,023,730

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no significant transfers between levels during the three months ended June 30, 2012.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 03/31/12	$34,825,953	$4,600,094	$39,426,047
Accrued Accretion/
(Amortization)	$ -	$ -	$ -
Change in Unrealized
Appreciation/
(Depreciation)	($1,779,402)	($203,526)	($1,982,928)
Realized Market
Gain/(Loss)	($128,739)	$ -	($128,739)
Net Purchase/(Sales)	($336,261)	($12,321)	($348,582)
Transfers In/
(Out) of Level 3	$ -	$ -	$ -

Balance as of 06/30/12	$32,581,551	$4,384,247	$36,965,798

3.Subsequent Events
Management has evaluated subsequent events through the date of this report. In management's opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 29, 2012

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.